Leisure Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.14%	14.12%	13.62%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.03%	5.16%	6.81%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.83%	4.61%	5.89%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	3.78%	4.99%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	16.72%	4.90%	6.53%